Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Provisions For Bad Debt Expense	$ (0)	$ (134,294)
Estimated Salvage Value of Each Vessel, Per Light Weight Ton	250	250
Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years